Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Issued March 17, 2022	Common Stock	Common Stock Issued March 17, 2022	Common Stock Issued April 4, 2022	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Non-controlling interest
Beginning Balance (in shares) at Dec. 31, 2021			77,180,429
Beginning Balance at Dec. 31, 2021	$ 1,117,454		$ 772			$ 797,324	$ (253)	$ 316,008	$ 3,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)			(459,665)
Repurchase of common stock	(5,485)		$ (4)					(5,481)
Restricted shares issued (in shares)				75,716	10,000
Restricted shares issued		$ 1		$ 1
Restricted shares cancelled (in shares)			(2,006)
Net Income	54,878							53,473	1,405
Foreign currency translation	(215)						(210)		(5)
Share-based compensation plan	864					864
Investment by non-controlling interest	5,915								5,915
Ending Balance (in shares) at Dec. 31, 2022			76,804,474
Ending Balance at Dec. 31, 2022	1,173,412		$ 769			798,188	(463)	364,000	10,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)			(3,643,717)
Repurchase of common stock	(48,736)		$ (36)					(48,700)
Restricted shares issued (in shares)			47,829
Net Income	86,872							82,255	4,617
Foreign currency translation	311						311
Share-based compensation plan	1,284					1,284
Investment by non-controlling interest	27,265								27,265
Dividend	$ (7,334)							(7,334)
Ending Balance (in shares) at Dec. 31, 2023	73,208,586		73,208,586
Ending Balance at Dec. 31, 2023	$ 1,233,074		$ 733			799,472	(152)	390,221	42,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)			(3,880,357)
Repurchase of common stock	(57,055)		$ (39)					(57,016)
Restricted shares issued (in shares)			54,851
Restricted shares issued	$ 1		$ 1
Unrestricted shares issued (in shares)	14,568		14,568
Unrestricted shares issued	$ 137					137
Net Income	94,097							85,571	8,526
Foreign currency translation	(396)						(396)
Share-based compensation plan	1,191					1,191
Dividend	(15,854)							(14,254)	(1,600)
De-consolidation of Variable Interest Entity	$ (8,831)								(8,831)
Ending Balance (in shares) at Dec. 31, 2024	69,397,648		69,397,648
Ending Balance at Dec. 31, 2024	$ 1,246,364		$ 695			$ 800,800	$ (548)	$ 404,522	$ 40,895